Treasury shares	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Treasury shares
28. Treasury shares

	Number of shares 000s	£m

At 1 January 2021	903	7

Purchase of treasury shares	2,158	16

Newly issued treasury shares	2,500	1

Release of treasury shares	(3,990)	(12)

At 31 December 2021	1,571	12

Purchase of treasury shares	4,513	37

Release of treasury shares	(4,220)	(34)

At 31 December 2022	1,864	15
The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.3% (2021: 0.2%) of called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.
The nominal value of Pearson plc treasury shares amounts to £0.5m (2021: £0.4m). Dividends on treasury shares are waived.
At 31 December 2022, the market value of Pearson plc treasury shares was £18m (2021: £10m).